Income taxes and deferred taxes - Deferred tax by nature (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income taxes and deferred taxes
Deferred tax assets	€ 87	€ 76
Deferred tax liabilities	0	(19)
Netting by tax entity	0	0
Unrecognized deferred tax assets	(78,046)	(56,551)
Deferred tax asset (liabilities)	87	85
Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	87	76
Netting by tax entity	(1,098)	(1,630)
Unrecognized deferred tax assets	(78,046)	(56,551)
Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	0	(19)
Netting by tax entity	1,098	1,630
Unrecognized deferred tax assets	0	0
Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	78,133	56,636
Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	79,231	58,257
Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(1,098)	(1,649)
Intangible assets [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	742	1,242
Intangible assets [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	742	1,242
Intangible assets [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	0	0
Property, Plant and equipment. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	(9)	(7)
Property, Plant and equipment. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	10	9
Property, Plant and equipment. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(19)	(16)
Right of use assets. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	(299)	(760)
Right of use assets. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	0	0
Right of use assets. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(299)	(760)
Other current assets. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	(15)	5
Other current assets. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	5	5
Other current assets. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(20)	0
Financial debt (Recoverable Cash Advances and Derivatives) [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	1,390	1,252
Financial debt (Recoverable Cash Advances and Derivatives) [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	2,067	2,057
Financial debt (Recoverable Cash Advances and Derivatives) [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(677)	(805)
Lease liabilities. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	329	796
Lease liabilities. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	329	796
Lease liabilities. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	0	0
Retirement Benefit Obligations [Member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)		0
Retirement Benefit Obligations [Member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets		0
Retirement Benefit Obligations [Member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities		0
other current liabilities. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	55	8
other current liabilities. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	115	48
other current liabilities. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(60)	(40)
Other non-current assets [Member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	(23)	0
Other non-current assets [Member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	0	0
Other non-current assets [Member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(23)	(28)
Tax-losses carried forward [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	75,963	54,100
Tax-losses carried forward [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	75,963	54,100
Tax-losses carried forward [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	€ 0	€ 0